Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2013	Dec. 31, 2013 Executive Vice President [Member]	Dec. 31, 2012 Executive Vice President [Member]	Dec. 31, 2011 Executive Vice President [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Fees for consulting work performed			$ 254,394	$ 207,500	$ 198,334
Corporate bonus			72,500	80,000	55,000
Retainer Compensation	210,000	180,000
Annual compensation			$ 250,000
Cash bonus			30.00%
Target cash bonus			150.00%
Common stock warrants issued to the Consultant (Steven Jones)			450,000